Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 1,779,000,000	$ 1,795,000,000	$ 2,882,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(249,000,000)	(268,000,000)	(342,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(4.90%)	(5.20%)	(4.20%)
State and local taxes, net of federal	17,000,000	23,000,000	55,000,000
State and local taxes, net of federal (as a percent)	0.30%	0.40%	0.70%
Interest and penalties, net of tax	12,000,000	4,000,000	22,000,000
Interest and penalties, net of tax (as a percent)	0.20%	0.10%	0.30%
U.S. research and production incentives	(125,000,000)	(91,000,000)	(80,000,000)
U.S. research and production incentives (as a percent)	(2.40%)	(1.80%)	(1.00%)
Other-net	(10,000,000)	(2,000,000)	(27,000,000)
Other-net (as a percent)	(0.20%)	0.00%	(0.30%)
Total of taxes at statutory rate plus increases and decreases	1,424,000,000	1,461,000,000	2,510,000,000
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	28.00%	28.50%	30.50%
Prior year tax and interest adjustments	(21,000,000)	(55,000,000)	(300,000,000)
Prior year tax and interest adjustments (as a percent)	(0.40%)	(1.10%)	(3.70%)
Nondeductible goodwill	0	0	318,000,000
Nondeductible goodwill (as a percent)	0.00%	0.00%	3.90%
Release of valuation allowances	(23,000,000)	0	0
Release of valuation allowances (as a percent)	(0.50%)	0.00%	0.00%
Tax law changes	0	(87,000,000)	0
Tax law changes (as a percent)	0.00%	(1.70%)	0.00%
Provision (benefit) for income taxes	1,380,000,000	1,319,000,000	2,528,000,000
Provision (benefit) for income taxes (as a percent)	27.10%	25.70%	30.70%
Benefit from research and development tax credit retroactively extended	0	(87,000,000)	0
Income Tax Reconciliation Settlement Benefit Including Interest	(33,000,000)
Tax Adjustments, Settlements, and Unusual Provisions	(16,000,000)
Settlement benefit, interest and penalties	(17,000,000)		(96,000,000)
Other Tax Expense (Benefit)	12,000,000
Tax Correction Prior Years	55,000,000
Settlement benefit, previously unrecognized tax benefits			(188,000,000)
Impairment of nondeductible goodwill			203,000,000
Divestiture of nondeductible goodwill			115,000,000
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	$ 18,000,000,000